Consolidated Balance Sheet - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current
Cash and cash equivalents	$ 6,904	$ 29,028
Accounts receivable	196,077	211,409
Crude oil inventory	13,402	29,389
Derivative instruments	16,924	55,645
Prepaid expenses	27,686	22,210
Total current assets	260,993	347,681
Derivative instruments	2,451	20,127
Deferred taxes	484,497	196,543
Exploration and evaluation assets	254,094	286,149
Capital assets	3,107,104	5,015,620
Total assets	4,109,139	5,866,120
Current
Accounts payable and accrued liabilities	297,670	312,442
Dividends payable		35,947
Derivative instruments	130,919	62,405
Income taxes payable	4,539	5,416
Total current liabilities	433,128	416,210
Derivative instruments	8,228	24,358
Long-term debt	1,933,848	1,924,665
Lease obligations	76,524	93,072
Asset retirement obligations	467,737	618,201
Deferred taxes	264,272	336,309
Total liabilities	3,183,737	3,412,815
Shareholders' Equity
Shareholders' capital	4,181,160	4,119,031
Contributed surplus	66,250	75,735
Accumulated other comprehensive income	77,986	49,578
Deficit	(3,399,994)	(1,791,039)
Total shareholders' equity	925,402	2,453,305
Total liabilities and shareholders' equity	$ 4,109,139	$ 5,866,120